Employee Retirement Plans - Other Postretirement Benefits (Details)	Dec. 30, 2016 age
Postretirement Benefit Plans
Employee Retirement Plans
Age at which additional retirement benefits are provided to certain senior executives that remained employed and retired from CH2M	65